Note 7 - Property and Equipment (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Proceeds from Legal Settlements					$ 62,308	$ 0
Gain (Loss) on Disposition of Property Plant Equipment					36,392	8,036
Depreciation	$ 72,190	$ 69,127	$ 306,092	$ 223,887	299,553	208,448
Depreciation, Depletion and Amortization, Nonproduction	$ 72,190	$ 69,127	$ 227,606	$ 202,046	274,053	$ 208,448
Inventories [Member]
Depreciation, Depletion and Amortization, Nonproduction					$ 25,500